FAIR VALUE MEASUREMENTS (Schedule of Market observable data of similar instruments) (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents:
Money market funds	$ 2,650	$ 4,307
Other current assets:
Foreign currency derivative instruments	6
Total financial assets	2,656
Other current liabilities:
Foreign currency derivative instruments		(15)
Total financial assets (Liabilities)		4,292
Level 1 [Member]
Cash and cash equivalents:
Money market funds	2,650	4,307
Other current assets:
Total financial assets	2,650
Other current liabilities:
Total financial assets (Liabilities)		4,307
Level 2 [Member]
Other current assets:
Foreign currency derivative instruments	6
Total financial assets	$ 6
Other current liabilities:
Foreign currency derivative instruments		(15)
Total financial assets (Liabilities)		$ (15)